Events after the reporting date- Narrative (Details)	12 Months Ended
Dec. 31, 2025 EUR (€) € / shares
Events after reporting period [Line Items]
Percentage of sale of all participation	€ 1
Acquisition of shares	6,300,460
Ferrovial [Member] | Treasury share buy back program [Member]
Events after reporting period [Line Items]
Total amount accepted related to the repurchase of the subordinated hybrid bond	€ 96,000,000
Reduction of share capital average price per share | € / shares	€ 58.64
Acquisition of shares	€ 1,628,929